Income Taxes - Reconciliation of Statutory Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Statutory income tax in the Netherlands	25.00%		25.00%	25.00%
Rate differential local statutory rates versus statutory rate of the Netherlands	0.80%		(4.50%)	24.20%
Net change in valuation allowance	0.40%		1.10%	72.60%
Non-deductible expenses/losses	2.70%		2.20%	(7.00%)
Sale of non-deductible goodwill	0.00%		3.80%	0.00%
The U.S. Tax Cuts and Jobs Act	(0.10%)	[1]	(42.30%)	0.00%
Tax on gains related to internal corporate reorganization transaction	0.00%		0.00%	(10.30%)
Netherlands tax incentives	(10.60%)		(7.50%)	17.90%
Foreign tax incentives	(3.70%)		(4.70%)	13.00%
Adjustments of prior years' income taxes	(3.50%)		(0.30%)	0.10%
Other differences	(3.60%)		(0.60%)	5.60%
Effective tax rate	7.40%		(27.80%)	141.10%

[1]	This is only relating to the 2017 income tax provision.